Schedule of Property and Equipment, Net (Details) - USD ($)	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,532,800	$ 2,532,800	$ 2,295,603
Accumulated depreciation and amortization	(1,599,099)	(1,554,186)	(1,366,782)
Total	933,701	978,614	928,821
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,944,540	1,944,540	1,919,301
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	109,242	109,242	109,242
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,651	32,651	32,651
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 446,367	$ 446,367	$ 234,409